Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Statement [Line Items]
Investment properties	$ 2,404,115	$ 2,440,276	$ 3,037,044
Cordoba Shopping [Member]
Statement [Line Items]
Investment properties	19,494	27,179
Total cordoba shoping [Member]
Statement [Line Items]
Investment properties	$ 19,494	$ 27,179